Fees Summary	Aug. 18, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 411,565,804.17
Previously Paid Amount	56,810.40
Total Fee Amount	56,837.25
Total Offset Amount	0.00
Net Fee	$ 26.85
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A